Non-Cash Transactions - Summary of Changes in Liabilities Arising From Financing Activities Including Non-cash Transactions (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 TWD ($)
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Beginning Balance	$ 10,340
Cash Flows from Financing Activities	(3,728)
Changes in Non-Cash Transactions, New Leases	3,803
Changes in Non-Cash Transactions, Others	(572)
Cash Flows from Operation Activities - Interest Paid	(85)
Ending Balance	$ 9,758